Supplemental Cash Flow Information Schedule	9 Months Ended
Sep. 30, 2021
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows.

	September 30, 2021	December 31, 2020	September 30, 2020	December 31, 2019
	$	$	$	$
Cash and cash equivalents	109,596	206,762	201,036	160,221
Restricted cash – current	8,840	8,358	11,224	53,689
Restricted cash – long-term	37,191	42,823	42,577	39,381
	155,627	257,943	254,837	253,291

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps (see Note 11), performance bond collateral and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.